Federated Equity Funds
Federated Global Strategic Value Dividend Fund
Federated Kaufmann Large Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated Institutional Trust
Federated Institutional High Yield Bond Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
June 9, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453860 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Equity Funds
Federated Global Strategic Value Dividend Fund
Federated Kaufmann Large Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated Institutional Trust
Federated Institutional High Yield Bond Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
2. Please add the following to the end of the section entitled “What Do Shares Cost?”:
“Commissions on Certain Shares
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional or R6 Shares. However, if you purchase Institutional or R6 Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional or R6 Shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund's Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.”
3. Please add the following as the second to last sentence of the section entitled “Additional Payments to Financial Intermediaries”:
“In addition, as discussed above in “Commissions on Certain Shares,” if you purchase Institutional or R6 Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.”
June 9, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453859 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.